Financial assets and liabilities - Additional Information (Details) - USD ($)						1 Months Ended		6 Months Ended		12 Months Ended
	Jan. 05, 2024	Mar. 08, 2023	Dec. 22, 2022	Nov. 19, 2021	Jun. 29, 2018	Dec. 31, 2024	Nov. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jan. 03, 2025	Jan. 01, 2025	Nov. 30, 2024	Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings						$ 118,980,000		$ 118,980,000		$ 114,345,000
Issuance warrants exercised period								7 years
Financial assets						43,566,000		$ 43,566,000		87,028,000
Financial liabilities						175,472,000		175,472,000		152,954,000
Proceeds from exercise of warrants								1,362,000	$ 0
Exercise of warrants								3,188,000		0
Gain (loss) on remeasurement of warrant liability								12,000,000.0	(4,400,000)
Warrants fair value at issue date								13,400,000		4,600,000
Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets						0		0		0
Financial liabilities						0		0		0
Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets						0		0		0
Financial liabilities						$ 0		$ 0		$ 0
Level 3 | Unlisted Equity Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of assets measured at fair value						100.00%		100.00%		100.00%
Gross debt - fixed interest rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings						$ 126,111,000		$ 126,111,000		$ 118,923,000
American Depositary Shares | Potential Ordinary Share Transactions
Disclosure Of Financial Assets And Liabilities [Line Items]
Outstanding common share capital, percentage	1000.00%
American Depository Receipt | Potential Ordinary Share Transactions
Disclosure Of Financial Assets And Liabilities [Line Items]
Outstanding common share capital, percentage	500.00%
Borrowings - Oaktree
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings				$ 60,000,000.0
Percentage of premium for volume-weighted average price			15.00%	15.00%
Issuance warrants exercised period		7 years		7 years
Remeasurement of borrowing arrangements within finance gains (loss)								(100,000)
Borrowings - Oaktree | Senior Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings term							5 years
Borrowings						$ 49,600,000		$ 49,600,000					$ 52,200,000
Borrowings, interest only period							3 years
Borrowings, interest rate							9.75%
Amortization period							2 years
Unpaid interest portion per annum							1.75%
Principal balance amortization percentage							5.00%
Borrowings - Oaktree | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of share premium price														15.00%
Warrant exercise term		7 years
Borrowings - Oaktree | American Depositary Shares
Disclosure Of Financial Assets And Liabilities [Line Items]
Exercise price (in australian dollars per share)			$ 3.70	$ 7.26
Borrowings - Oaktree | American Depositary Shares | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Exercise price (in australian dollars per share)														$ 3.70
Borrowings - Oaktree | Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of warrants granted to purchase american depositary shares (in shares)			455,000	1,769,669
Borrowings - Oaktree | Warrants | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of warrants granted to purchase american depositary shares (in shares)														455,000
Borrowings - Oaktree | November 2021 warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of warrants issued to purchase american depositary shares							1,769,669
Borrowings - Oaktree | November 2021 warrants | Potential Ordinary Share Transactions
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of warrants issued to purchase american depositary shares	884,838
Borrowings - Oaktree | November 2021 warrants | American Depositary Shares
Disclosure Of Financial Assets And Liabilities [Line Items]
Exercise price (in australian dollars per share)							$ 7.26
Borrowings - Oaktree | November 2021 warrants | American Depositary Shares | Potential Ordinary Share Transactions
Disclosure Of Financial Assets And Liabilities [Line Items]
Exercise price (in australian dollars per share)	$ 14.36
Borrowings - Oaktree | December 2022 warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Exercise price (in australian dollars per share)						$ 7.24		$ 7.24
Number of warrants issued to purchase american depositary shares						188,122		188,122						455,000
Proceeds from exercise of warrants						$ 1,400,000		$ 1,300,000
Exercise of warrants								3,200,000
Borrowings - Oaktree | December 2022 warrants | Potential Ordinary Share Transactions
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of warrants issued to purchase american depositary shares	227,502
Borrowings - Oaktree | December 2022 warrants | Major ordinary share transactions
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of warrants issued to purchase american depositary shares											2,275,020	39,380
Borrowings - Oaktree | December 2022 warrants | American Depositary Shares
Disclosure Of Financial Assets And Liabilities [Line Items]
Exercise price (in australian dollars per share)														$ 3.70
Borrowings - Oaktree | December 2022 warrants | American Depositary Shares | Potential Ordinary Share Transactions
Disclosure Of Financial Assets And Liabilities [Line Items]
Exercise price (in australian dollars per share)	$ 7.24
Borrowings - Oaktree | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings				$ 60,000,000.0
Borrowings - Oaktree | Tranche One | Senior Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate							9.75%
Borrowings - Oaktree | Quarterly Payments | Senior Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate							8.00%
Borrowings - NovaQuest
Disclosure Of Financial Assets And Liabilities [Line Items]
Remeasurement of borrowing arrangements within finance gains (loss)								$ 100,000	$ (100,000)
Percentage of entity's revenue, annual payment cap threshold					25.00%
Borrowings - NovaQuest | Gross debt - fixed interest rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings term					8 years
Borrowings, interest only period					4 years
Borrowings, interest rate					15.00%
Borrowings - NovaQuest | Contingent Consideration Provision | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of liabilities measured at fair value						100.00%		100.00%		100.00%
Borrowings - NovaQuest | Tranche One | Gross debt - fixed interest rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings					$ 30,000,000.0
Oaktree Capital Management
Disclosure Of Financial Assets And Liabilities [Line Items]
Minimum unrestricted cash balance						$ 13,000,000.0		$ 13,000,000.0
Top of Range
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade receivables settlement period								60 days